Acquisitions of businesses and purchase accounting - Mayhugh Drugs, Inc. - Narratives (Details) - Mayhugh Drugs, Inc. - USD ($)	Feb. 01, 2021	Sep. 30, 2021
Acquisition of businesses and purchase accounting
Purchase price	$ 1,959,000
Cash consideration	1,047,000	$ 912,000
Holdback consideration	$ 662,000
Discount rate	2.39%
Earnout value	$ 250,000
Professional fees in conjunction with the acquisition	54,000
Maximum
Acquisition of businesses and purchase accounting
Earnout value	$ 750,000